Above market acquired charters	12 Months Ended
Dec. 31, 2020
Above Market Acquired Charters
Above market acquired charters

7. Above market acquired charters

For the years ended December 31, 2020, 2019 and 2018 revenues were reduced by $11,696, $14,380 and $14,380 respectively, corresponding to the amortization of the above market acquired charters.

The following table presents an analysis of above market acquired charters:

Above market acquired charters	Book Value
Carrying amount as at January 1, 2019	$ 60,655

Amortization	$(14,380)

Carrying amount as at December 31, 2019	$ 46,275

Amortization	(11,696)

Carrying amount as at December 31, 2020	$ 34,579

As of December 31, 2020, the remaining carrying amount of unamortized above market acquired time charters was $34,579 and will be amortized in future years as follows:

For the year ending December 31,	Amount
2021	8,417
2022	8,371
2023	8,371
2024	8,326
2025	1,094

Total	$ 34,579